Investment and Fair Value Measurement (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current Assets
Total assets at fair value		$ 77,200
Common Stocks One [Member]
Non-current Assets
Total assets at fair value		179,681
Common Stocks [Member]
Non-current Assets
Total assets at fair value		102,481
Level 1 [Member]
Non-current Assets
Total assets at fair value
Level 1 [Member] | Common Stocks One [Member]
Non-current Assets
Total assets at fair value		10,202
Level 1 [Member] | Common Stocks [Member]
Non-current Assets
Total assets at fair value		10,202
Level 2 [Member]
Non-current Assets
Total assets at fair value
Level 2 [Member] | Common Stocks One [Member]
Non-current Assets
Total assets at fair value		92,279
Level 2 [Member] | Common Stocks [Member]
Non-current Assets
Total assets at fair value		92,279
Level 3 [Member]
Non-current Assets
Total assets at fair value		77,200
Level 3 [Member] | Common Stocks One [Member]
Non-current Assets
Total assets at fair value		77,200
Level 3 [Member] | Common Stocks [Member]
Non-current Assets
Total assets at fair value